Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Class A, C Prospectus | Burnham Financial Services Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BURNHAM FINANCIAL SERVICES FUND
Risk/Return Supplement [Text Block]	ck0000030126_SupplementTextBlock

BURNHAM INVESTORS TRUST

BURNHAM FINANCIAL SERVICES FUND

BURKX (Class A)

BURNX (Class C)

No Ticker (Class I)

Supplement dated February 16, 2016

to the Prospectus dated May 1, 2015 as revised October 6, 2015 (the “Class A/C Prospectus”)

and the Prospectus dated May 1, 2015 as revised August 19, 2015

(the “Class I Prospectus” and together with the Class A/C Prospectus, the “Prospectuses”)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectuses.
Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectuses.

Effective as of the close of business on February 12, 2016, Foreside Fund Services, LLC replaces Burnham Securities, Inc. as the Trust's principal underwriter. Accordingly, effective immediately, the following changes are made to the Prospectuses:

FN 1 to the Burnham Financial Services Fund's Fee Table on page 5 of the Class A/C Prospectus is amended and restated as follows:

1 Burnham Asset Management Corp. (the “adviser”) has agreed to waive all or a portion of its management fees and to reimburse certain expenses, to the extent required to reduce “Total Annual Fund Operating Expenses” to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to the fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation in effect at the time the fees were waived or reimbursed. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the “Board”) of Burnham Investors Trust (the “Trust”). The expense limitation is effective for the period beginning May 1, 2015 and will terminate on April 30, 2016, unless it is renewed by all parties to the expense limitation agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the “Advisory Agreement”) is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.